Leases and commitments	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases and commitments	Leases and commitments
Leases
The company determines if an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys to the company the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed to the company if the company obtains the rights to direct the use of and to obtain substantially all of the economic benefits from using the underlying asset. The company is the lessee in lease agreements that include lease and non-lease components, which the company accounts for as a single lease component for all personal property leases. The company also has lease agreements in which it is the lessor that include lease and non-lease components. For these agreements, the company accounts for these components as a single lease component. Lease expense for variable leases and short-term leases is recognized when the expense is incurred.
Operating leases are included in operating lease right-of-use (ROU) assets, other accrued liabilities and long-term operating lease liabilities on the consolidated balance sheets. Operating lease ROU assets and lease liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Operating lease payments are recognized as lease expense on a straight-line basis over the lease term.
Finance leases are included in outsourcing assets, net and long-term debt on the consolidated balance sheets. Finance lease ROU assets and lease liabilities are initially measured in the same manner as operating leases. Finance lease ROU assets are amortized using the straight-line method. Finance lease liabilities are measured at amortized cost using the effective interest method.
The company has not capitalized leases with terms of twelve months or less.
As most of the company’s leases do not provide an implicit rate, the company uses its incremental borrowing rate, based on the information available at the lease commencement date, in determining the present value of lease payments. The company determines the incremental borrowing rate using the portfolio approach considering lease term and lease currency.
The lease term for all of the company’s leases includes the non-cancelable period of the lease plus any additional periods covered by either a company option to extend (or not to terminate) the lease that the company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
Lease payments included in the measurement of the lease liability are comprised of fixed payments, variable payments that depend on index or rate, amounts expected to be payable under a residual value guarantee and the exercise of the company option to purchase the underlying asset, if reasonably certain.
Variable lease payments associated with the company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as an operating expense in the company’s consolidated results of operations in the same line item as expense arising from fixed lease payments (operating leases) or amortization of the ROU asset (finance leases).
The company uses the long-lived assets impairment guidance in ASC Subtopic 360-10 Property, Plant, and Equipment to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize. If impaired, ROU assets for operating and finance leases are reduced for any impairment losses.
The company monitors for events or changes in circumstances that require a reassessment of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in the consolidated statement of income (loss).
The company has commitments under operating leases for certain facilities and equipment used in its operations. The company also has finance leases for equipment. The company’s leases generally have initial lease terms ranging from 1 year to 8 years, most of which include options to extend or renew the leases for up to 5 years, and some of which may include options to terminate the leases within 1 year. Certain lease agreements contain provisions for future rent increases.
The components of lease expense are as follows:

Year ended December 31,	2024	2023	2022
Operating lease cost	$22.8	$26.0	$36.7
Finance lease cost
Amortization of right-of-use assets	0.1	0.2	1.2
Total finance lease cost	0.1	0.2	1.2
Short-term lease costs	0.5	0.7	0.7
Variable lease cost	12.7	10.3	11.6
Sublease income	(0.5)	(1.1)	(1.8)
Total lease cost	$35.6	$36.1	$48.4
Supplemental balance sheet information related to leases is as follows:

As of December 31,	2024	2023
Operating Leases
Operating lease right-of-use assets	$38.4	$35.4
Other accrued liabilities	15.0	19.1
Long-term operating lease liabilities	28.9	25.6
Total operating lease liabilities	$43.9	$44.7

Finance Leases
Outsourcing assets, net	$—	$0.1
Current maturities of long-term debt	0.5	0.3
Long-term debt	2.3	—
Total finance lease liabilities	$2.8	$0.3

Weighted-Average Remaining Lease Term (in years)
Operating leases	3.9	3.5
Finance leases	4.6	0.5

Weighted-Average Discount Rate
Operating leases	9.1%	8.3%
Finance leases	6.1%	5.2%
Supplemental cash flow information related to leases is as follows:

Years ended December 31,	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases included in operating activities	$26.2	$31.5	$41.0
Cash payments for finance leases included in financing activities	0.1	0.2	1.4
ROU assets obtained in exchange for lease obligations are as follows:

Years ended December 31,	2024	2023
Operating leases	$21.3	$14.7
Maturities of lease liabilities as of December 31, 2024 are as follows:

Year	Finance Leases	Operating Leases
2025	$0.5	$19.2
2026	0.6	14.8
2027	0.6	8.3
2028	0.7	5.9
2029	0.4	5.0
Thereafter	—	6.2
Total lease payments	2.8	59.4
Less imputed interest	—	15.5
Total	$2.8	$43.9
For transactions where the company is considered the lessor, revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term. As of December 31, 2024, receivables under sales-type leases before the allowance for unearned income were collectible as follows:

Year
2025	$4.9
2026	8.3
2027	1.4
2028	0.1
Total	$14.7
Other Commitments
At December 31, 2024, the company had outstanding standby letters of credit and surety bonds totaling approximately $194 million related to performance and payment guarantees. On the basis of experience with these arrangements, the company believes that any obligations that may arise will not be material. In addition, at December 31, 2024, the company had deposits and collateral of approximately $5 million in other long-term assets, principally related to tax contingencies in Brazil.

Leases and commitments	Leases and commitments
Leases
The company determines if an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys to the company the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed to the company if the company obtains the rights to direct the use of and to obtain substantially all of the economic benefits from using the underlying asset. The company is the lessee in lease agreements that include lease and non-lease components, which the company accounts for as a single lease component for all personal property leases. The company also has lease agreements in which it is the lessor that include lease and non-lease components. For these agreements, the company accounts for these components as a single lease component. Lease expense for variable leases and short-term leases is recognized when the expense is incurred.
Operating leases are included in operating lease right-of-use (ROU) assets, other accrued liabilities and long-term operating lease liabilities on the consolidated balance sheets. Operating lease ROU assets and lease liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Operating lease payments are recognized as lease expense on a straight-line basis over the lease term.
Finance leases are included in outsourcing assets, net and long-term debt on the consolidated balance sheets. Finance lease ROU assets and lease liabilities are initially measured in the same manner as operating leases. Finance lease ROU assets are amortized using the straight-line method. Finance lease liabilities are measured at amortized cost using the effective interest method.
The company has not capitalized leases with terms of twelve months or less.
As most of the company’s leases do not provide an implicit rate, the company uses its incremental borrowing rate, based on the information available at the lease commencement date, in determining the present value of lease payments. The company determines the incremental borrowing rate using the portfolio approach considering lease term and lease currency.
The lease term for all of the company’s leases includes the non-cancelable period of the lease plus any additional periods covered by either a company option to extend (or not to terminate) the lease that the company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
Lease payments included in the measurement of the lease liability are comprised of fixed payments, variable payments that depend on index or rate, amounts expected to be payable under a residual value guarantee and the exercise of the company option to purchase the underlying asset, if reasonably certain.
Variable lease payments associated with the company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as an operating expense in the company’s consolidated results of operations in the same line item as expense arising from fixed lease payments (operating leases) or amortization of the ROU asset (finance leases).
The company uses the long-lived assets impairment guidance in ASC Subtopic 360-10 Property, Plant, and Equipment to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize. If impaired, ROU assets for operating and finance leases are reduced for any impairment losses.
The company monitors for events or changes in circumstances that require a reassessment of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in the consolidated statement of income (loss).
The company has commitments under operating leases for certain facilities and equipment used in its operations. The company also has finance leases for equipment. The company’s leases generally have initial lease terms ranging from 1 year to 8 years, most of which include options to extend or renew the leases for up to 5 years, and some of which may include options to terminate the leases within 1 year. Certain lease agreements contain provisions for future rent increases.
The components of lease expense are as follows:

Year ended December 31,	2024	2023	2022
Operating lease cost	$22.8	$26.0	$36.7
Finance lease cost
Amortization of right-of-use assets	0.1	0.2	1.2
Total finance lease cost	0.1	0.2	1.2
Short-term lease costs	0.5	0.7	0.7
Variable lease cost	12.7	10.3	11.6
Sublease income	(0.5)	(1.1)	(1.8)
Total lease cost	$35.6	$36.1	$48.4
Supplemental balance sheet information related to leases is as follows:

As of December 31,	2024	2023
Operating Leases
Operating lease right-of-use assets	$38.4	$35.4
Other accrued liabilities	15.0	19.1
Long-term operating lease liabilities	28.9	25.6
Total operating lease liabilities	$43.9	$44.7

Finance Leases
Outsourcing assets, net	$—	$0.1
Current maturities of long-term debt	0.5	0.3
Long-term debt	2.3	—
Total finance lease liabilities	$2.8	$0.3

Weighted-Average Remaining Lease Term (in years)
Operating leases	3.9	3.5
Finance leases	4.6	0.5

Weighted-Average Discount Rate
Operating leases	9.1%	8.3%
Finance leases	6.1%	5.2%
Supplemental cash flow information related to leases is as follows:

Years ended December 31,	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases included in operating activities	$26.2	$31.5	$41.0
Cash payments for finance leases included in financing activities	0.1	0.2	1.4
ROU assets obtained in exchange for lease obligations are as follows:

Years ended December 31,	2024	2023
Operating leases	$21.3	$14.7
Maturities of lease liabilities as of December 31, 2024 are as follows:

Year	Finance Leases	Operating Leases
2025	$0.5	$19.2
2026	0.6	14.8
2027	0.6	8.3
2028	0.7	5.9
2029	0.4	5.0
Thereafter	—	6.2
Total lease payments	2.8	59.4
Less imputed interest	—	15.5
Total	$2.8	$43.9
For transactions where the company is considered the lessor, revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term. As of December 31, 2024, receivables under sales-type leases before the allowance for unearned income were collectible as follows:

Year
2025	$4.9
2026	8.3
2027	1.4
2028	0.1
Total	$14.7
Other Commitments
At December 31, 2024, the company had outstanding standby letters of credit and surety bonds totaling approximately $194 million related to performance and payment guarantees. On the basis of experience with these arrangements, the company believes that any obligations that may arise will not be material. In addition, at December 31, 2024, the company had deposits and collateral of approximately $5 million in other long-term assets, principally related to tax contingencies in Brazil.

Leases and commitments	Leases and commitments
Leases
The company determines if an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys to the company the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed to the company if the company obtains the rights to direct the use of and to obtain substantially all of the economic benefits from using the underlying asset. The company is the lessee in lease agreements that include lease and non-lease components, which the company accounts for as a single lease component for all personal property leases. The company also has lease agreements in which it is the lessor that include lease and non-lease components. For these agreements, the company accounts for these components as a single lease component. Lease expense for variable leases and short-term leases is recognized when the expense is incurred.
Operating leases are included in operating lease right-of-use (ROU) assets, other accrued liabilities and long-term operating lease liabilities on the consolidated balance sheets. Operating lease ROU assets and lease liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Operating lease payments are recognized as lease expense on a straight-line basis over the lease term.
Finance leases are included in outsourcing assets, net and long-term debt on the consolidated balance sheets. Finance lease ROU assets and lease liabilities are initially measured in the same manner as operating leases. Finance lease ROU assets are amortized using the straight-line method. Finance lease liabilities are measured at amortized cost using the effective interest method.
The company has not capitalized leases with terms of twelve months or less.
As most of the company’s leases do not provide an implicit rate, the company uses its incremental borrowing rate, based on the information available at the lease commencement date, in determining the present value of lease payments. The company determines the incremental borrowing rate using the portfolio approach considering lease term and lease currency.
The lease term for all of the company’s leases includes the non-cancelable period of the lease plus any additional periods covered by either a company option to extend (or not to terminate) the lease that the company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
Lease payments included in the measurement of the lease liability are comprised of fixed payments, variable payments that depend on index or rate, amounts expected to be payable under a residual value guarantee and the exercise of the company option to purchase the underlying asset, if reasonably certain.
Variable lease payments associated with the company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as an operating expense in the company’s consolidated results of operations in the same line item as expense arising from fixed lease payments (operating leases) or amortization of the ROU asset (finance leases).
The company uses the long-lived assets impairment guidance in ASC Subtopic 360-10 Property, Plant, and Equipment to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize. If impaired, ROU assets for operating and finance leases are reduced for any impairment losses.
The company monitors for events or changes in circumstances that require a reassessment of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in the consolidated statement of income (loss).
The company has commitments under operating leases for certain facilities and equipment used in its operations. The company also has finance leases for equipment. The company’s leases generally have initial lease terms ranging from 1 year to 8 years, most of which include options to extend or renew the leases for up to 5 years, and some of which may include options to terminate the leases within 1 year. Certain lease agreements contain provisions for future rent increases.
The components of lease expense are as follows:

Year ended December 31,	2024	2023	2022
Operating lease cost	$22.8	$26.0	$36.7
Finance lease cost
Amortization of right-of-use assets	0.1	0.2	1.2
Total finance lease cost	0.1	0.2	1.2
Short-term lease costs	0.5	0.7	0.7
Variable lease cost	12.7	10.3	11.6
Sublease income	(0.5)	(1.1)	(1.8)
Total lease cost	$35.6	$36.1	$48.4
Supplemental balance sheet information related to leases is as follows:

As of December 31,	2024	2023
Operating Leases
Operating lease right-of-use assets	$38.4	$35.4
Other accrued liabilities	15.0	19.1
Long-term operating lease liabilities	28.9	25.6
Total operating lease liabilities	$43.9	$44.7

Finance Leases
Outsourcing assets, net	$—	$0.1
Current maturities of long-term debt	0.5	0.3
Long-term debt	2.3	—
Total finance lease liabilities	$2.8	$0.3

Weighted-Average Remaining Lease Term (in years)
Operating leases	3.9	3.5
Finance leases	4.6	0.5

Weighted-Average Discount Rate
Operating leases	9.1%	8.3%
Finance leases	6.1%	5.2%
Supplemental cash flow information related to leases is as follows:

Years ended December 31,	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases included in operating activities	$26.2	$31.5	$41.0
Cash payments for finance leases included in financing activities	0.1	0.2	1.4
ROU assets obtained in exchange for lease obligations are as follows:

Years ended December 31,	2024	2023
Operating leases	$21.3	$14.7
Maturities of lease liabilities as of December 31, 2024 are as follows:

Year	Finance Leases	Operating Leases
2025	$0.5	$19.2
2026	0.6	14.8
2027	0.6	8.3
2028	0.7	5.9
2029	0.4	5.0
Thereafter	—	6.2
Total lease payments	2.8	59.4
Less imputed interest	—	15.5
Total	$2.8	$43.9
For transactions where the company is considered the lessor, revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term. As of December 31, 2024, receivables under sales-type leases before the allowance for unearned income were collectible as follows:

Year
2025	$4.9
2026	8.3
2027	1.4
2028	0.1
Total	$14.7
Other Commitments
At December 31, 2024, the company had outstanding standby letters of credit and surety bonds totaling approximately $194 million related to performance and payment guarantees. On the basis of experience with these arrangements, the company believes that any obligations that may arise will not be material. In addition, at December 31, 2024, the company had deposits and collateral of approximately $5 million in other long-term assets, principally related to tax contingencies in Brazil.